Property, Plant and Equipment - Schedule of Ownership of Assets or Option to Purchase Leased Assets at Bargain Price (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016
Operating machinery and equipment [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Net book value	₽ 1,516	₽ 2,825
Transportation vehicles [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Net book value	₽ 9,690	₽ 9,265